Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenue Disaggregated by Sales Channel

Disaggregation of revenue

The following table presents revenue disaggregated by sales channel:

	2018	20171)	20161)
Distributors	4,865	4,734	4,644
Original Equipment Manufacturers and Electronic Manufacturing Services	4,157	4,129	4,662
Other 2)	385	393	192
Total	9,407	9,256	9,498

1)	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.
2)	Represents revenues in Corporate and Other for other services.

Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2018	2017	2016
Depreciation of property, plant and equipment	478	611	609
Amortization of internal use software	8	21	24
Amortization of other identified intangible assets (*)	1,501	1,541	1,572
	1,987	2,173	2,205

(*)

For the period ending December 31, 2017, the amount includes IPR&D impairment charges of $23 million, of which $16 million related to assets acquired from Freescale. For the period ending December 31, 2016, the amount included impairment charges relative to IPR&D acquired as part of the acquisition of Freescale of $89 million.

Other Income (Expense)	Other income (expense)
	2018	2017	2016
Result on disposal of businesses	39	1,572	8
Result on disposal of properties	1	1	1
Other income (expense)	1,961	2	-
	2,001	1,575	9

Financial Income (Expense)

Financial income (expense)

	2018	2017	2016
Interest income	48	27	11
Interest expense	(273)	(310)	(408)
Total interest expense, net	(225)	(283)	(397)
Net gain (loss) on extinguishment of debt	(26)	(41)	(32)
Foreign exchange rate results	(14)	(30)	(15)
Miscellaneous financing costs/income, net (*)	(70)	(12)	(9)
Total other financial income (expense)	(110)	(83)	(56)
Total	(335)	(366)	(453)
(*)

For the period ending December 31, 2018, the amount includes one-time charges ($60 million) on certain financial instruments for compensation related to an adjustment event required by the termination of the Qualcomm Purchase Agreement.

Results Relating to Equity-Accounted Investees	Results related to equity-accounted investees at the end of each period were as follows:
	2018	2017	2016
Company’s share in income (loss)	7	17	11
Other results	52	36	-
	59	53	11

Summary of Carrying Value of Investments in Equity-Accounted Investees	The total carrying value of investments in equity-accounted investees is summarized as follows:
	2018		2017
	Shareholding %	Amount	Shareholding %	Amount
ASEN	-	-	40	66
WeEn	-	-	49	65
Others		13		15
		13		146